Credit Risk and Concentrations (Details Narrative) - Successor [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Concentration Risk [Line Items]
Foreign financial institutions	$ 300	$ 166
Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		24.00%
Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%